Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current finance lease receivables	$ 213
Finance lease receivables	1,528
Trade receivables	30,216		$ 27,541
Other receivables	4,039		4,823
Other current receivables	7,791		8,543
Amounts due from joint ventures and associates	912		992
Prepayments and deferred charges	4,282		5,355
Total	43,414	$ 42,500	42,431
Amounts due from joint ventures and associates	1,078		1,183
Prepayments and deferred charges	1,440		1,820
Total	$ 8,085	$ 7,012	$ 7,826